GOODWILL (Details) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Changes in the carrying amount of goodwill
Balance at beginning of year		¥ 58,308		¥ 58,026
Acquisition	¥ 393	1,138		393
Disposals and immaterial others		(93)		(111)
Balance at end of period		¥ 59,353	$ 9,096	¥ 58,308